Finance Costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Financial Liabilities [Abstract]
Borrowings	R 402	R 227	R 110
Other creditors and liabilities	2	1	0
Total finance costs from financial liabilities	404	228	110
Non-financial liabilities
Post-retirement benefits	17	18	16
Total finance costs from non-financial liabilities	304	285	189
Total finance costs before interest capitalised	708	513	299
Interest capitalised	(133)	(183)	(65)
Total finance costs	R 575	R 330	R 234
Capitalisation rate (as a percent)	10.40%	10.50%	4.20%
Time value of money component of silicosis provision
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 79	R 76	R 0
Time value of money and inflation component of rehabilitation costs
Non-financial liabilities
Expense due to unwinding of discount on provisions	R 208	R 191	R 173